Debt - Schedule of Maturities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Jun. 30, 2014
Debt Disclosure [Abstract]
Twelve months ended March 31, 2016	$ 12.5
Twelve months ended March 31, 2017	12.5
Twelve months ended March 31, 2018	12.5
Twelve months ended March 31, 2019	12.5
Twelve months ended March 31, 2020	443.8
Thereafter	500.0
Long-term debt	$ 993.8	$ 0